Taxes - Summary of income tax recognized (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taxes
Current tax	€ (584)	€ (218)	€ (466)
Deferred tax	535	20	231
Total taxes	€ (50)	€ (198)	€ (235)